Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Due from Related Parties, Current	$ 11,460	$ 4,518
Due to Related Parties, Current	6,196	2,480
CMFG Life Insurance Company
Due from Related Parties, Current	11,460	4,518
CUNA Brokerage Services, Inc
Due to Related Parties, Current	6,177	2,478
Other Related Parties
Due to Related Parties, Current	$ 19	$ 2